Liquidity Condition and Going Concern (Details) ₫ in Billions						2 Months Ended	6 Months Ended		12 Months Ended
	Apr. 25, 2026 USD ($)	Jan. 30, 2025 USD ($)	Aug. 19, 2024 USD ($)	Jan. 31, 2024 USD ($)	Apr. 26, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 VND (₫)	Apr. 30, 2024 USD ($)
Liquidity Condition and Going Concern [Line Items]
Working capital deficits							$ 48,800,000		$ 86,440,241
Withdrawal by company				$ 100,000,000	$ 90,000,000				24,700,000	₫ 626.4
Unused credit facility amount									75,300,000
Cash						$ 2,065,448	41,669,523		18,035,405		$ 22,500,000
Operating activities						$ (5,588,803)	$ 21,798,732	$ (1,860,902)	(12,529,017)
Joint Stock Commercial Bank for Investment and Development of Vietnam [Member]
Liquidity Condition and Going Concern [Line Items]
Withdrawal by company									15,200,000	₫ 385.0
Unused credit facility amount									$ 74,800,000
Forecast [Member]
Liquidity Condition and Going Concern [Line Items]
Cash			$ 23,000,000
Withdrawal by company			37,000,000
Unused credit facility amount			63,000,000
Forecast [Member] | Joint Stock Commercial Bank for Investment and Development of Vietnam [Member]
Liquidity Condition and Going Concern [Line Items]
Withdrawal by company	$ 90,000,000	$ 100,000,000	22,400,000
Unused credit facility amount			$ 67,600,000